Revenue - Schedule of Revenue by Geographical Location (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Revenue - Schedule of Revenue by Geographical Location (Details) [Line Items]
Revenue	$ 9,897,233	$ 8,826,206
India [Member]
Revenue - Schedule of Revenue by Geographical Location (Details) [Line Items]
Revenue	9,759,318	8,615,615
Egypt [Member]
Revenue - Schedule of Revenue by Geographical Location (Details) [Line Items]
Revenue	114,680	110,092
Vietnam [Member]
Revenue - Schedule of Revenue by Geographical Location (Details) [Line Items]
Revenue	17,756	98,945
Indonesia [Member]
Revenue - Schedule of Revenue by Geographical Location (Details) [Line Items]
Revenue	$ 5,480	$ 1,554